Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Investment Holdings [Line Items]
Cost	¥ 8,544	¥ 8,934
Gross unrealized gains	5,828	5,611
Gross unrealized losses	8	192
Fair value	14,364	14,353
Available-for-sale | Equity securities
Investment Holdings [Line Items]
Cost	7,838	8,633
Gross unrealized gains	5,814	5,610
Gross unrealized losses	3	192
Fair value	13,649	14,051
Available-for-sale | Debt Securities
Investment Holdings [Line Items]
Cost	405
Gross unrealized gains	11
Gross unrealized losses	5
Fair value	411
Held-to-maturity | Japanese government debt securities
Investment Holdings [Line Items]
Cost	301	301
Gross unrealized gains	3	1
Fair value	304	302
Fair Value, Estimate Not Practicable, Carrying (Reported) Amount | Equity securities
Investment Holdings [Line Items]
Cost	¥ 1,539	¥ 466